March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF
Active Assets Government Trust, dated October 30, 2015
Active Assets Prime Trust, dated October 30, 2015
(each, a "Fund")

At a meeting held on February 24-25, 2016, the Board of Active Assets Institutional Government Securities Trust approved changing the Fund's name to "Active Assets Government Trust," effective as of March 31, 2016. At the same meeting, the Board of Active Assets Institutional Money Trust approved changing the Fund's name to "Active Assets Prime Trust," effective as of March 31, 2016. Accordingly, all applicable references to each Fund's name are hereby revised. Also effective March 31, 2016, the original class of Active Assets Prime Trust is redesignated as the "S Class."

In addition, the Board of Active Assets Prime Trust approved the designation of the Fund as a "retail money market fund," as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended, effective on or before October 14, 2016 (the "Effective Date"). As a retail money market fund, the Adviser of Active Assets Prime Trust will be permitted to continue to seek to maintain the Fund's share price at $1.00. In addition, as a result of Active Assets Prime Trust's designation as a retail money market fund, on or before the Effective Date, the Fund will implement, and will work with its intermediaries to develop and implement, policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. Effective on or about June 30, 2016 or such other date as selected by the Adviser, Active Assets Prime Trust may, upon advance written notification, involuntarily redeem investors that do not satisfy these eligibility requirements.

The following is hereby added as the last sentence to the sections of the Funds' Prospectuses entitled "Fund Summaries—Active Assets Government Trust—Principal Risks and —Active Assets Prime Trust—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVISPT 0316

March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Active Assets Government Trust, dated October 30, 2015
Active Assets Prime Trust, dated October 30, 2015
(each, a "Fund")

At a meeting held on February 24-25, 2016, the Board of Active Assets Institutional Government Securities Trust approved changing the Fund's name to "Active Assets Government Trust," effective as of March 31, 2016. At the same meeting, the Board of Active Assets Institutional Money Trust approved changing the Fund's name to "Active Assets Prime Trust," effective as of March 31, 2016. Accordingly, all applicable references to each Fund's name are hereby revised. Also effective March 31, 2016, the original class of Active Assets Prime Trust is redesignated as the "S Class."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.